CONSOLIDATED CASH FLOW STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (22,962)	$ (24,352)	$ (15,841)
Adjustments required to reflect net cash used in operating activities (see appendix below)	(1,230)	3,805	1,328
Net cash used in operating activities	(24,192)	(20,547)	(14,513)
CASH FLOWS - INVESTING ACTIVITIES
Increase in long-term investment		(1,000)
Realization of long-term investment	1,500
Investments in short-term deposits	(26,500)	(44,016)	(32,982)
Maturities of short-term deposits	44,771	33,327	42,334
Purchase of property and equipment	(173)	(338)	(52)
Purchase of intangible assets	(10,043)	(3,900)	(3)
Net cash provided by (used in) investing activities	9,555	(15,927)	9,297
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	3,830	38,773	2,183
Employee stock options exercised	46
Proceeds of long-term loan and warrants, net of issuance costs	9,632
Repayment of long-term loan	(318)
Repayments of bank loan	(93)	(93)	(93)
Net cash provided by financing activities	13,097	38,680	2,090
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,540)	2,206	(3,126)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	5,110	2,469	5,544
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(166)	435	51
CASH AND CASH EQUIVALENTS - END OF YEAR	3,404	5,110	2,469
Income and expenses not involving cash flows:
Depreciation and amortization	545	481	482
Long-term prepaid expenses	5	(9)	6
Exchange differences on cash and cash equivalents	166	(435)	(51)
Loss (gain) on adjustment of warrants to fair value	(1,743)	127	(207)
Share-based compensation	2,526	1,508	1,075
Interest and exchange differences on short-term deposits	(645)	(530)	(387)
Interest and linkage differences on loans	123		(1)
Gain on realization of long-term investment	(500)
Warrant issuance costs		17
Total income and expense not involving cash flows	477	1,159	917
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other receivables	(934)	(415)	42
Increase (decrease) in accounts payable and accruals	(773)	3,061	369
Total Change in operating asset and liability	(1,707)	2,646	411
Total Adjustments required to reflect net cash used in operating acivities	(1,230)	3,805	1,328
Supplementary information on investing and financing activities not involving cash flows:
Supplemental information on interest received in cash	834	494	453
Supplemental information on non-cash transactions (see Notes 18 and 19)	$ 5,000	$ 2,985